Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Assets

As at December 31,	2024	2023
Accounts receivable	$2,750	$2,414
Investment income due and accrued	1,163	1,124
Property and equipment	667	666
Right-of-use assets	734	785
Deferred acquisition costs(1)	157	152
Prepaid expenses	1,337	1,136
Accrued post-retirement benefit assets (Note 24)	58	50
Other	155	135
Total other assets	$7,021	$6,462

(1)    Amortization of deferred acquisition cost charged to income during the year amounted to $27 in 2024 ($25 in 2023).